Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity
Dividend declared per share	$ 1.03	$ 0.99
Cash dividends	$ (154.9)	$ (138.2)
DRIP dividends	(42.3)	(48.8)
Dividends declared	$ (197.2)	$ (187.0)